Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair value measurement on Company's assets and liabilities

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2013 and 2012:

	As of September 30, 2013
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$565,216	$—	$565,216
U.S. government treasuries	198,164	—	198,164
Corporate bonds	—	81,727	81,727
U.S. agency securities	—	25,529	25,529
Commercial paper and certificates of deposit	6,189	3,901	10,090
Government-guaranteed debt	—	6,846	6,846
Supranational and sovereign debt	—	6,311	6,311
Mortgages (including agencies and corporate)	—	879	879

Total available-for-sale securities	769,569	125,193	894,762

Derivative financial instruments, net	—	7,538	7,538

Total	$769,569	$132,731	$902,300

	As of September 30, 2012
	Level 1	Level 2	Total
Available-for-sale securities:
Money market funds	$485,012	$—	$485,012
U.S. government treasuries	93,387	—	93,387
Corporate bonds	—	60,923	60,923
U.S. agency securities	—	27,756	27,756
Commercial paper and certificates of deposit	6,155	1,501	7,656
Government-guaranteed debt	—	32,689	32,689
Supranational and sovereign debt	—	11,644	11,644
Mortgages (including agencies and corporate)	—	5,134	5,134
Asset backed obligations	—	3,417	3,417

Total available-for-sale securities	584,554	143,064	727,618

Derivative financial instruments, net	—	(23,928)	(23,928)

Total	$584,554	$119,136	$703,690